UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:12/31/07

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                    2/12/08
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name

28-                       N/A
   -----------------      ------------------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
                                  ----------------------------------------------

Form 13F Information Table Entry Total: 26
                                       -----------------------------------------

Form 13F Information Table Value Total: 643,292
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings on list entries.]

     No.       Form 13F File Number          Name

               28-
     -----        --------------------       ---------------------------

     [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

Column 1               Column 2          Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER
     NAME OF ISSUER    TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS      VOTING AUTHORITY
                                                                                                         SOLE       SHARED   NONE
                                                                                                         ----       ------   -----
BAIDU COM INC          SPON ADR REP A    056752108   30,210     77,500  SH               Sole               77,500
CANON INC              ADR               138006309   10,617    231,650  SH               Sole              231,650
CHINA MOBILE
LIMITED                SPONSORED ADR     16941M109   96,734  1,113,550  SH               Sole            1,113,550
CHUNGHWA TELECOM
CO LTD                 SPONSORED ADR     17133Q205   48,635  2,303,868  SH               Sole            2,303,868
CTRIP COM INTL LTD     ADR               22943F100    5,845    101,700  SH               Sole              101,700
FOCUS MEDIA
HLDG LTD               SPONSORED ADR     34415V109    3,749     66,000  SH               Sole               66,000
HSBC HLDGS PLC         SPON ADR NEW      404280406   69,462    829,797  SH               Sole              829,797
HDFC BANK LTD          ADR REPS 3 SHS    40415F101    1,618     12,400  SH               Sole               11,400           1,000
HUANENG PWR
INTL INC               SPON ADR H SHS    443304100    8,813    213,400  SH               Sole              213,400
INFOSYS
TECHNOLOGIES LTD       SPONSORED ADR     456788108    2,114     46,600  SH               Sole               40,000           6,600
KOOKMIN BK NEW         SPONSORED ADR     50049M109    3,979     54,269  SH               Sole               54,269
KOREA ELECTRIC PWR     SPONSORED ADR     500631106    6,176    296,210  SH               Sole              296,210
KT CORP                SPONSORED ADR     48268K101   22,087    856,090  SH               Sole              856,090
NETEASE COM INC        SPONSORED ADR     64110W102  104,096  5,490,300  SH               Sole            5,462,400          27,900
NEW ORIENTAL ED
& TECH GRP I           SPON ADR          647581107   34,718    430,800  SH               Sole              430,800
PERFECT WORLD
CO LTD                 SPON ADR REP B    71372U104    4,665    167,324  SH               Sole              167,324
POSCO                  SPONSORED ADR     693483109      647      4,300  SH               Sole                4,300
SIFY TECHNOLOGIES
LTD                    SPONSORED ADR     82655M107    6,833  1,294,044  SH               Sole            1,294,044
SINA CORP              ORD               G81477104   66,155  1,493,000  SH               Sole            1,493,000
SK TELECOM LTD         SPONSORED ADR     78440P108   17,185    575,900  SH               Sole              575,900
SONY CORP              ADR NEW           835699307   12,174    224,200  SH               Sole              224,200
PT TELEKOMUNIKASI
INDONESIA              SPONSORED ADR     715684106   50,932  1,212,380  SH               Sole            1,212,380
THE9 LTD               ADR               88337K104   21,199    994,308  SH               Sole              994,308
TOYOTA MOTOR CORP      SP ADR REP2COM    892331307    5,606     52,800  SH               Sole               52,800
TAIWAN SEMICONDUCTOR
MFG LTD                SPONSORED ADR     874039100      601     60,363  SH               Sole               60,363
TATA MTRS LTD          SPONSORED ADR     876568502    8,442    447,600  SH               Sole              447,600


                                                    643,292